CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 10,587	$ 12,990
Short-term bank deposits	40,495	44,145
Prepaid expenses	198	127
Other receivables	721	142
Total current assets	52,001	57,404
NON-CURRENT ASSETS
Property and equipment, net	726	952
Right-of-use assets, net	1,772	1,331
Intangible assets, net	21,885	21,704
Total non-current assets	24,383	23,987
Total assets	76,384	81,391
CURRENT LIABILITIES
Current maturities of long-term loans	1,542	2,757
Accounts payable and accruals:
Trade	6,966	5,567
Other	1,744	1,227
Lease liabilities	427	168
Total current liabilities	10,679	9,719
NON-CURRENT LIABILITIES
Warrants	4,509	1,859
Long-term loans, net of current maturities	8,626	0
Lease liabilities	1,729	1,726
Total non-current liabilities	14,864	3,585
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	25,543	13,304
EQUITY
Ordinary shares	27,100	21,066
Share premium	338,976	339,346
Warrants	1,408	975
Capital reserve	14,765	13,157
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(329,992)	(305,041)
Total equity	50,841	68,087
Total liabilities and equity	$ 76,384	$ 81,391